Financial liabilities at fair value through profit or loss - Summary of financial liabilities at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 1,146,110	₩ 1,369,225
Securities sold
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	724,104	787,767
Stocks
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	278,341	275,451
Bonds
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	438,689	505,202
Other
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	7,074	7,114
Gold/silver deposits
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 422,006	₩ 581,458